Debt (Related Party) and Interest Expense (Related Party) - Schedule of Valuation of Term Loans (Details) - Term Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt (Related Party) and Interest Expense (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Face Amount	$ 10,000	$ 20,000
Debt Instrument, Percentage of Coupon Rate	8.00%	8.00%
Debt Instrument, Interest Type	Fixed rate	Fixed rate
Debt Instrument, Frequency of Periodic Payment	Maturity	Maturity
Debt Instrument, Interest day count	Actual / 365	Actual / 365
Debt Instrument, Maturity Date	Mar. 06, 2030
Minimum [Member]
Debt (Related Party) and Interest Expense (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Issuance Date	Mar. 11, 2025	Mar. 04, 2024
Debt Instrument, Maturity Date		Feb. 27, 2029
Debt Instrument, Market Rate	11.70%	9.10%
Maximum [Member]
Debt (Related Party) and Interest Expense (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Issuance Date	Jun. 26, 2025	Dec. 11, 2024
Debt Instrument, Maturity Date		Aug. 27, 2029
Debt Instrument, Market Rate	16.40%	18.90%